SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation of foreign currency (Details)	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Years ended NTD: US$1 exchange rate	31.89	29.11
Annual average NTD: US$1 exchange rate	31.62	31.88